Financial Liabilities - Details of Bonds Issued and Outstanding (Detail) ₩ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate				6.06%	6.06%
Less: current portion		₩ (398,223)		₩ (611,882)
Total bonds	[1]	124,871		525,957
Won [member]
Disclosure of detailed information about borrowings [Line Items]
Less: current portion	[2]	(254,872)		(611,882)
Total bonds	[2]	124,871		379,413
Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Less: current portion	[1]	(143,351)		0
Gross carrying amount [member] | Won [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	[2]	335,000		655,000
Gross carrying amount [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	[2]	45,000		337,000
Gross carrying amount [member] | Foreign currencies [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued	[1]	143,490		147,000
Discount on bonds [member] | Won [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	[2]	₩ (257)		(705)
Bonds issued and outstanding [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	[2]	7.25%	7.25%
Bonds issued and outstanding [member] | Denominated bonds at amortized costs [Member] | Foreign currencies [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[1]	April 2026
Borrowings interest rate	[1]	5.76%	5.76%
Bonds issued and outstanding [member] | Bottom of range [member] | Won [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[2]	September 2026
Borrowings interest rate	[2]	2.79%	2.79%
Bonds issued and outstanding [member] | Bottom of range [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[2]	January 2026
Bonds issued and outstanding [member] | Top of range [member] | Won [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[2]	February 2027
Borrowings interest rate	[2]	3.66%	3.66%
Denominated bonds at amortized cost [Member] | Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Total bonds	[1]	₩ 0		146,544
Denominated bonds at amortized cost [Member] | Gross carrying amount [member] | Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued | $	[1]		$ 100		$ 100
Denominated bonds at amortized cost [Member] | Gross carrying amount [member] | Foreign currencies [member] | Discount on bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued | $	[1]		$ (0)		$ 0
Denominated bonds at amortized cost [Member] | Discount on bonds [member] | Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	[1]	₩ (139)		₩ (456)

[1]	(*2) Principal of the foreign currency denominated bonds is to be repaid at maturity and interest is paid quarterly.
[2]	(*1) Principal of the won denominated bonds is to be repaid at maturity and interest is paid quarterly.